COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 09, 2023 agreement	May 23, 2022 agreement	Sep. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022
COMMITMENTS AND CONTINGENCIES
Capital expenditure commitments				¥ 34,287		$ 4,971
Number of non-cancelable internet data center service agreements	2	2
Total contractual minimum purchase commitments				1,250,000		181,233
Remaining purchase commitment				254,303		$ 36,870
Camelot Group
COMMITMENTS AND CONTINGENCIES
Equity interest acquired (in percent)							9.50%
Cash consideration			¥ 751,974	¥ 456,000	$ 66,114